UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Peloton Wealth Strategists
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Executive Director
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    November 7, 2011

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		87

Form 13F Information Table Value Total:		$86,581,682

List of Other Included Managers:

NONE

                                    TITLE                     VALUE      SHARES/        SHRS/       INVS
NAME OF ISSUER                     OF CLASS       CUSIP      (x$1000)      PRN           PRN        DSCR
------------------------------   -------------------------------------------------------------------------------
Abbott Laboratories                  COM        002824100         1317         25750    SHRS        SOLE
Accenture                            COM        G1150G111         1217         23100    SHRS        SOLE
Aflac Inc                            COM        001055102          346          9900    SHRS        SOLE
Allergan Inc.                        COM        018490102         2232         27100    SHRS        SOLE
American Movil SA                    ADR        02364W105          402         18200    SHRS        SOLE
American Tower Corp                  COM        029912201         2647         49200    SHRS        SOLE
Anheuser-Busch InBev                 ADR        03524A108          678         12800    SHRS        SOLE
Apache Corp                          COM        037411105          967         12050    SHRS        SOLE
Apple Corp.                          COM        037833100          482          1265    SHRS        SOLE
Banco Santander SA                   ADR        05964H105          937        116604    SHRS        SOLE
Becton Dickinson & Co                COM        075887109          854         11650    SHRS        SOLE
Blackrock Inc.                       COM        09247X101          873          5900    SHRS        SOLE
Canadian Natl Railway                ADR        136375102         1205         18100    SHRS        SOLE
CenturyLink                          COM        156700106         1547         46700    SHRS        SOLE
Cerner Corp                          COM        156782104          202          2950    SHRS        SOLE
China Mobile LTD                     ADR        16941M109          550         11300    SHRS        SOLE
Cinemark                             COM        227111101          559         29600    SHRS        SOLE
Cisco Systems Inc.                   COM        17275R102          225         14500    SHRS        SOLE
Consol Energy Inc                    COM        20854P109         1451         42750    SHRS        SOLE
Copano Energy Llc                    COM        217202100          373         12500    SHRS        SOLE
Covance Inc                          COM        222816100         1434         31550    SHRS        SOLE
Cummins Inc.                         COM        231021106         1062         13000    SHRS        SOLE
Deere Company                        COM        244199105          775         12000    SHRS        SOLE
Discovery Comm. Cl A                 COM        25470f104          993         26400    SHRS        SOLE
Dr. Pepper Snapple                   COM        256131301          223          5750    SHRS        SOLE
Eaton Corporation                    COM        278058102          987         27800    SHRS        SOLE
Ecolab Inc.                          COM        278865100         2518         51500    SHRS        SOLE
EMC Corporation                      COM        268648102         2865        136500    SHRS        SOLE
Encana Corporation                   ADR        292505104          691         35950    SHRS        SOLE
Endesa, S.A.                         ADR        29244T101          238          5500    SHRS        SOLE
Express Scripts Inc.                 COM        302182100          849         22900    SHRS        SOLE
FedEx Corp                           COM        31428X106          711         10500    SHRS        SOLE
Fiserv Inc. Wisc.                    COM        337738108         1734         34150    SHRS        SOLE
Freeport McMoran Copper A            COM        35671D857          889         29200    SHRS        SOLE
Google Inc Class A                   COM        38259P508          276           535    SHRS        SOLE
Helmerich & Payne Inc                COM        423452101          449         11050    SHRS        SOLE
Hewlett-Packard Company              COM        428236103          769         34250    SHRS        SOLE
Home Depot Inc.                      COM        437076102         1515         46100    SHRS        SOLE
J. M. Smucker Co.                    COM        832696405         1319         18100    SHRS        SOLE
J.P. Morgan Chase & Co.              COM        46625H100          700         23250    SHRS        SOLE
Johnson & Johnson                    COM        478160104         1261         19800    SHRS        SOLE
Johnson Controls Inc.                COM        478366107         1210         45900    SHRS        SOLE
Kite Realty Group                    COM        49803T102           51         14000    SHRS        SOLE
Marsh and McLennan Cos.              COM        571748102         1224         46100    SHRS        SOLE
MasterCard                           COM        57636Q104         2894          9125    SHRS        SOLE
Maxim Integrated Products, Inc       COM        57772K101         1066         45700    SHRS        SOLE
McDonalds                            COM        580135101         1609         18320    SHRS        SOLE
Microsoft Corporation                COM        594918104         1456         58500    SHRS        SOLE
Millicom Intl Cellular               ADR        L6388F110          317          3200    SHRS        SOLE
Monsanto                             COM        61166W101         1441         24000    SHRS        SOLE
New York Cmnty Bancorp               COM        649445103         1077         90500    SHRS        SOLE
Nike Inc.                            COM        654106103          406          4750    SHRS        SOLE
Norfolk Southern Corp                COM        655844108         1886         30900    SHRS        SOLE
Novartis A G Spon ADR                ADR        66987V109         1721         30850    SHRS        SOLE
NYSE Euronext                        COM        629491101         1824         78500    SHRS        SOLE
OmniVision Technologies              COM        682128103          147         10450    SHRS        SOLE
Pentair Inc                          COM        709631105          784         24500    SHRS        SOLE
PepsiCo Inc.                         COM        713448108         2027         32750    SHRS        SOLE
Petroleo Brasileiro Adrf             ADR        71654V408          840         37400    SHRS        SOLE
Potash Corp.                         COM        73755L107          683         15800    SHRS        SOLE
Procter & Gamble                     COM        742718109         1636         25900    SHRS        SOLE
Qualcomm Inc                         COM        747525103         1281         26350    SHRS        SOLE
Questar Corporation                  COM        748356102         1045         59000    SHRS        SOLE
Raytheon Co.                         COM        755111507          754         18450    SHRS        SOLE
Schlumberger Ltd.                    ADR        806857108         1562         26150    SHRS        SOLE
Steel Dynamics, Inc.                 COM        858119100          402         40500    SHRS        SOLE
Stericycle Inc.                      COM        858912108          823         10200    SHRS        SOLE
Stryker Corp                         COM        863667101          599         12700    SHRS        SOLE
Teva Pharmaceuticals                 ADR        881624209          596         16000    SHRS        SOLE
Thermo Fisher Scientific             COM        883556102         1904         37600    SHRS        SOLE
Toronto Dominion Bank                ADR        891160509          663          9350    SHRS        SOLE
Total S.A.                           ADR        286269105          735         16750    SHRS        SOLE
Transocean                           COM        893817106          933         19550    SHRS        SOLE
Tupperware Corp                      COM        899896104          666         12400    SHRS        SOLE
United Technologies Corp.            COM        913017109          865         12300    SHRS        SOLE
Vale SA                              ADR        204412209         1227         53800    SHRS        SOLE
Waste Management Inc.                COM        94196L109         1986         61000    SHRS        SOLE
Whirlpool Corp                       COM        963320106          928         18600    SHRS        SOLE
Xerox Corporation                    COM        984121103          313         44900    SHRS        SOLE
Bk. of Amer. Conv. Pfd.              PFD        060505682          231           301    SHRS        SOLE
BLDRS Emerging Market 50 ADR         COM        09348R300          915         25370    SHRS        SOLE
iShares MSCI EAFE                    COM        464287465          575         12028    SHRS        SOLE
iShares S&P Midcap 400               COM        464287507          240          3080    SHRS        SOLE
iShares S&P Smallcap 600             COM        464287804          316          5400    SHRS        SOLE
Market Vectors Agribusiness ETF      COM        5706OU605          223          5150    SHRS        SOLE
Midcap S&P SPDR                      COM        595635103          483          3395    SHRS        SOLE
SPDR S&P 500 Index                   COM        78462F103          696          6152    SHRS        SOLE
